Annual Total Returns- Vanguard Mid-Cap Growth Index Fund (ETF) [BarChart] - ETF - Vanguard Mid-Cap Growth Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.70%)	15.94%	32.23%	13.49%	(1.00%)	6.75%	21.83%	(5.60%)	33.86%	34.46%